Commitments - Schedule of Future Minimum Lease Payments under Non-Cancellable Operating Leases (Detail) (CAD) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Commitments And Contingencies Disclosure [Abstract]
Within one year	11	10
After one year but not more than five years	28	29
More than five years	9	14
Total future minimum lease payments	48	53